Warrants and other equity related instruments (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	3 Months Ended
	Oct. 31, 2025	Apr. 24, 2025	Jul. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Sep. 30, 2025	Jul. 07, 2025
Class of Warrant or Right [Line Items]
Note principal amount							$ 7,650
Exercise price							$ 0.6274
Stock issued during perid, shares			2,193,355
Offering price			$ 0.61
Private Placement [Member]
Class of Warrant or Right [Line Items]
Offering price		$ 2.18
Proceeds from issuance of private placement		$ 8,800
Warrants and rights outstanding		$ 8,800
Common Stock [Member]
Class of Warrant or Right [Line Items]
Stock issued during perid, shares				224,056
Common Stock [Member] | Private Placement [Member]
Class of Warrant or Right [Line Items]
Stock issued during perid, shares		1,280,000
Warrants to purchase shares		1,280,000
Sale of stock, shares		1,280,000
Warrant [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Number of warrants to purchase common stock						21,338,062	21,338,062
Warrants Black Scholes Option Price Model [Member]
Class of Warrant or Right [Line Items]
Fair value warrants black scholes option							$ 400
PreFunded Warrants [Member] | Private Placement [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase shares		2,756,697				2,756,697
July Twenty Twenty Five Convertible Notes [Member]
Class of Warrant or Right [Line Items]
Note principal amount							$ 7,650
Note conversion price							$ 0.6274
July Twenty Twenty Five Convertible Notes [Member] | Warrant [Member] | Common Stock [Member]
Class of Warrant or Right [Line Items]
Number of warrants to purchase common stock					21,338,062
Securities Purchase Agreement [Member] | Series A Preferred Stock And Warrants [Member]
Class of Warrant or Right [Line Items]
Number of warrants to purchase common stock	85,413,476
Sale of stock, shares	19,035
Securities Purchase Agreement [Member] | Investor [Member]
Class of Warrant or Right [Line Items]
Warrants to purchase shares	85,400,000
Proceeds from preferred stock and warrants	$ 8,600
Stock price per share	$ 0.25
Securities Purchase Agreement [Member] | Investor [Member] | Series A Convertible Preferred Stock And Warrants [Member]
Class of Warrant or Right [Line Items]
Proceeds from preferred stock and warrants	$ 30,500
Securities Purchase Agreement [Member] | Investor [Member] | Series A Preferred Stock And Warrants [Member]
Class of Warrant or Right [Line Items]
Proceeds from preferred stock and warrants	15,200
Securities Purchase Agreement [Member] | Senior Secured Convertible Notes [Member]
Class of Warrant or Right [Line Items]
Note principal amount							$ 7,650
Note conversion price							$ 0.6274
Securities Purchase Agreement [Member] | July Twenty Twenty Five Convertible Notes [Member] | Investor [Member]
Class of Warrant or Right [Line Items]
Cancellation of principal outstanding of convertible debt	$ 5,000
Cancellation of convertible debt premium, percentage	25.00%